SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING STANDARDS (Details Narrative) - USD ($)	3 Months Ended							5 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Accounting Policies [Abstract]
Net loss	$ 1,330,001	$ 652,635	$ 779,539	$ 798,085	$ 1,404,996	$ 837,458	$ 305,456	$ 350,599 [1]	$ 1,982,636	$ 2,242,454	$ 3,820,078
Cash on hand	3,498,427		372,718				$ 427,722	427,722	3,498,427		372,718
Sales and marketing expenses								$ 6,722			31,922
Federal depository insurance coverage limit											250,000
Customer prepayment related to sale of computer equipment	11,200,000								11,200,000
Restricted cash	$ 1,200,000								$ 1,200,000

[1]	The Company was incepted May 3, 2024 and therefore the prior period information may not be comparable